COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 3 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that the Company believes could have a material adverse effect on its financial condition or results of operations.

NOTE 3 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that the Company believes could have a material adverse effect on its financial condition or results of operations.

Executive Employment Agreements

On December 28, 2021, the Company entered into an employment agreement with Mr. Todd Michaels, President and CEO, providing for an annual salary of $250,000 per year. As part of the agreement, the Company issued Mr. Michaels 1,000,000 options exercisable at $0.52 per share for ten years. The options, valued at approximately $469,000 on the issuance date, vest monthly over 36 months beginning one month from issuance.

On December 28, 2021, the Company entered into an employment agreement with Mr. Jason Loyet, Director of Commercial Solar, providing for an annual salary of $150,000 per year. As part of the agreement, the Company issued Mr. Loyet 1,000,000 options exercisable at $0.52 per share for ten years. The options, valued at approximately $469,000 on the issuance date, vest monthly over 36 months beginning one month from issuance.

On January 18, 2022, the Company entered into an employment agreement with Mr. Channing Chen, CFO, providing for an annual salary of $200,000 per year. As part of the agreement, the Company issued Mr. Chen 1,000,000 options exercisable at $0.96 per share for ten years. The options, valued at approximately $868,000, vest monthly over 36 months from issuance.